Average Annual Total Returns (Vanguard Emerging Markets Stock Index Fund Retail)	Vanguard Emerging Markets Stock Index Fund Vanguard Emerging Markets Stock Index Fund - Investor Shares 11/1/2013 - 10/31/2014	Vanguard Emerging Markets Stock Index Fund Vanguard Emerging Markets Stock Index Fund - Admiral Shares 11/1/2013 - 10/31/2014	Return After Taxes on Distributions Vanguard Emerging Markets Stock Index Fund Vanguard Emerging Markets Stock Index Fund - Investor Shares 11/1/2013 - 10/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Emerging Markets Stock Index Fund Vanguard Emerging Markets Stock Index Fund - Investor Shares 11/1/2013 - 10/31/2014	FTSE Emerging Index Vanguard Emerging Markets Stock Index Fund Vanguard Emerging Markets Stock Index Fund - Investor Shares 11/1/2013 - 10/31/2014	FTSE Emerging Index Vanguard Emerging Markets Stock Index Fund Vanguard Emerging Markets Stock Index Fund - Admiral Shares 11/1/2013 - 10/31/2014	MSCI Emerging Markets Index Vanguard Emerging Markets Stock Index Fund Vanguard Emerging Markets Stock Index Fund - Investor Shares 11/1/2013 - 10/31/2014	MSCI Emerging Markets Index Vanguard Emerging Markets Stock Index Fund Vanguard Emerging Markets Stock Index Fund - Admiral Shares 11/1/2013 - 10/31/2014	Spliced Emerging Markets Index Vanguard Emerging Markets Stock Index Fund Vanguard Emerging Markets Stock Index Fund - Investor Shares 11/1/2013 - 10/31/2014	Spliced Emerging Markets Index Vanguard Emerging Markets Stock Index Fund Vanguard Emerging Markets Stock Index Fund - Admiral Shares 11/1/2013 - 10/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	0.42%	0.60%	(0.34%)	0.61%	1.24%	1.24%	(2.19%)	(2.19%)	1.24%	1.24%
Five Years	1.75%	1.91%	1.27%	1.39%	2.06%	2.06%	1.78%	1.78%	2.13%	2.13%
Ten Years	7.95%		7.52%	6.55%	8.99%		8.43%		8.33%
Since Inception		6.08%				6.74%		6.21%		6.31%